Debt - Senior Notes - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Aug. 31, 2015	Apr. 30, 2015	Mar. 17, 2015	Mar. 11, 2015	Sep. 08, 2014	Jan. 17, 2014	Jan. 31, 2012
Debt Instrument [Line Items]
Original issuance discount													$ 9,500,000
Proceeds from issuance of debt		$ 1,415,750,000	$ 657,217,000	$ 762,250,000	$ 234,681,000	$ 726,442,000
Premium of debt instrument	$ 2,393,000	2,393,000		24,247,000
Write off of deferred financing fees		12,135,000			3,100,000
Term Loan Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity on credit facility													422,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 235,000,000	$ 235,000,000											150,000,000
Maximum borrowing capacity on credit facility									$ 235,000,000	$ 150,000,000
6 1/8% Senior Notes, due 2023 [Member]
Debt Instrument [Line Items]
Interest rate	6.125%	6.125%
Maturity date		Jul. 15, 2023
10 1/2% Senior Notes, due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 153,800,000	$ 153,800,000		$ 625,000,000	$ 250,000,000
Interest rate	10.50%	10.50%		10.50%
Maturity date		Dec. 01, 2020		Dec. 01, 2020
10 1/2% Senior Notes, due 2020 [Member] | Initial Public Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 288,200,000	$ 288,200,000
Interest rate	10.50%	10.50%
Debt Instrument, redemption premium		$ 38,200,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument financing fees						$ 9,500,000
Refinance of existing senior secured term loan facility							$ 183,000,000
Senior Notes [Member] | Davenport Acquisition [Member]
Debt Instrument [Line Items]
Initial purchase price		370,000,000
Senior Notes [Member] | 6 1/8% Senior Notes, due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 350,000,000	$ 350,000,000
Interest rate	6.125%	6.125%
Maturity date		Jul. 15, 2023
Percentage of par value of senior notes		100.00%
Notes payable commencing date		Jan. 15, 2016
Senior Notes [Member] | 10 1/2% Senior Notes, due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, amount redeemed		$ 183,000,000
Charges on redemption	$ 14,100,000	45,400,000
Debt Instrument, redemption premium	18,200,000	56,400,000
Write off of deferred financing fees	2,800,000	7,500,000
Net benefit from the write-off the original issuance premium and discount	6,900,000	18,500,000
Senior Notes [Member] | 10 1/2% Senior Notes, due 2020 [Member] | Initial Public Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								$ 288,200,000
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes (Additional Notes) [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 115,000,000	$ 260,000,000
Proceeds from issuance of debt				$ 409,300,000
Premium of debt instrument				34,300,000
Summit Materials And Summit Materials Finance Corp [Member] | Existing Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 250,000,000
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount													$ 250,000,000
Interest rate													10.50%
Maturity date				Jan. 31, 2020
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes [Member] | Senior Notes (Additional Notes) [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 115,000,000	$ 260,000,000
Proceeds from issuance of debt		409,300,000
Premium of debt instrument	34,300,000	34,300,000
Summit Materials And Summit Materials Finance Corp [Member] | Senior Notes [Member] | Existing Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 250,000,000	$ 250,000,000